Gains (losses) on financial assets and liabilities (net) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gains Losses On Financial Assets And Liabilities
Financial Assets Measured At Fair Value Through Profit Or Loss (1)	R$ (641,147)	R$ 3,440,830	R$ 4,801,086
Financial Assets Not Measured At Fair Value Through Profit Or Loss	(180,427)	(463,844)	(239,777)
Of which: Financial assets at fair value through other comprehensive income
Debt instruments	(105,789)	(42,405)	(42,552)
Equity instruments	(74,638)	(421,439)	(197,225)
Of which: Financial Assets Measured At Fair Value Through Other Comprehensive Income
Gains or losses from hedge accounting, net	(537,100)	(247,467)	(407,973)
Total	R$ (1,358,674)	R$ 2,729,519	R$ 4,153,336